May 22, 2025

Via EDGAR filing

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Collaborative Investment Series Trust, File Nos. 333-221072 and 811-23306

Dear Ladies and Gentlemen:

On behalf of Collaborative Investment Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 157 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose for this filing is to revise the principal investment strategies and related disclosures with respect to the Goose Hollow Multi-Strategy Income ETF, a series of the Trust.

If you have any questions, please contact the undersigned at (216) 566-5706.

Very truly yours,

/s/ Andrew Davalla
Andrew Davalla